Fair Value (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value [Abstract]
Balances of Assets And Liabilities Measured at Fair Value on Recurring Basis

	December 31, 2015
(In thousands)	Level 1	Level 2	Level 3	Total
Securities available for sale:
U.S. Government sponsored entities	$-	$6,581	$-	$6,581
State and political subdivisions	-	10,782	-	10,782
Residential mortgage-backed securities	-	26,439	-	26,439
Corporate and other securities	-	9,063	-	9,063
Total securities available for sale	$-	$52,865	$-	$52,865

	December 31, 2014
(In thousands)	Level 1	Level 2	Level 3	Total
Securities available for sale:
U.S. Government sponsored entities	$-	$4,618	$-	$4,618
State and political subdivisions	-	11,132	-	11,132
Residential mortgage-backed securities	-	34,383	-	34,383
Corporate and other securities	-	9,940	-	9,940
Total securities available for sale	$-	$60,073	$-	$60,073

Assets and Liabilities Carried on the Balance Sheet by Caption And By Level Within The Hierarchy

	Fair value at December 31, 2015
(In thousands)	Level 1	Level 2	Level 3	Total
Financial assets:
OREO	$-	$-	$1,591	$1,591
Impaired collateral-dependent loans	-	-	6,331	6,331

	Fair value at December 31, 2014
(In thousands)	Level 1	Level 2	Level 3	Total
Financial assets:
OREO	$-	$-	$1,162	$1,162
Impaired collateral-dependent loans	-	-	10,996	10,996

Carrying Amount and Estimated Fair Values of Financial Instruments
		December 31, 2015		December 31, 2014
(In thousands)	Fair value level	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets:
Cash and cash equivalents	Level 1	$88,157	$88,157	$129,821	$129,821
Securities (1)	Level 2	71,336	71,472	80,082	80,354
SBA loans held for sale	Level 2	13,114	14,324	5,179	5,655
Loans, net of allowance for loan losses (2)	Level 2	863,085	864,691	744,095	748,093
Federal Home Loan Bank stock	Level 2	4,600	4,600	6,032	6,032
Servicing assets	Level 3	1,389	1,389	753	753
Accrued interest receivable	Level 2	3,884	3,884	3,518	3,518
OREO	Level 3	1,591	1,591	1,162	1,162
Financial liabilities:
Deposits	Level 2	894,493	893,651	794,341	794,436
Borrowed funds and subordinated debentures	Level 2	107,465	109,549	140,465	145,333
Accrued interest payable	Level 2	461	461	474	474

(1)

Includes held to maturity commercial mortgage-backed securities that are considered Level 3.  These securities had book values of $3.9 million and $4.0 million at December 31, 2015 and 2014, respectively, and market values of $3.8 million and $4.0 million at December 31, 2015 and 2014, respectively.

Includes impaired loans that are considered Level 3 and reported separately in the tables under the “Fair Value on a Nonrecurring Basis” heading.  Collateral-dependent impaired loans, net of specific reserves totaled $6.3 million and $11.0 million at December 31, 2015 and 2014, respectively.